Summary of Significant Accounting Policies - Schedule of Exchange Rates used to Translate Amounts (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Exchange Rates used to Translate Amounts [Abstract]
Period-end date USD: RMB exchange rate	6.8109	7.1586	7.1268
Average USD for the reporting period: RMB exchange rate	7.0034	7.1599	7.1326